INVESTMENTS IN ASSOCIATES AND JOINT VENTURES - Ownership Interest and Book Value (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of joint ventures [line items]
Book value	$ 79	$ 2,465
Cfc Sk Capital S.A.S.
Disclosure of joint ventures [line items]
Ownership interest	50.00%	50.00%
Book value	$ 79	$ 198
Cfc Sk El Dorado Latam Management Company Ltd.
Disclosure of joint ventures [line items]
Ownership interest	50.00%	50.00%
Book value		$ 1,911
Cfc Sk El Dorado Latam Capital Partners, Ltd.
Disclosure of joint ventures [line items]
Ownership interest	50.00%	50.00%
Book value		$ 356